ACCRUALS AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
DisclosureLineElements [Line Items]
Accrued liabilities, current		$ 2,401	$ 2,236
Accrued Operating Expenses [Member]
DisclosureLineElements [Line Items]
Accrued liabilities, current		898	1,145
Deposits [Member]
DisclosureLineElements [Line Items]
Accrued liabilities, current		224	204
Advances From Customers [Member]
DisclosureLineElements [Line Items]
Accrued liabilities, current		772	323
GST Payables [Member]
DisclosureLineElements [Line Items]
Accrued liabilities, current		19	5
Margin Call [Member]
DisclosureLineElements [Line Items]
Accrued liabilities, current	[1]	164	0
Unrealized Losses On Commodity Furture Contracts [Member]
DisclosureLineElements [Line Items]
Accrued liabilities, current		0	14
Other Payables Related Party [Member]
DisclosureLineElements [Line Items]
Accrued liabilities, current	[2]	$ 324	$ 545

[1]	Margin call represents unsettled commissions fee and realized losses on commodity future contracts placed with StoneX Financial Ltd. for the purpose of managing the Company’s commodity price risk (Note 14).
[2]	The amounts due to related parties are unsecured, free of interest and repayable on demand, including: